Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets Net [Abstract]
Software	$ 1,192,788	$ 1,219,705
Less: accumulated amortization	(558,133)	(364,593)
Intangible assets, net	$ 634,655	$ 855,112